Stockholders deficit	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Stockholders deficit [Text Block]

NOTE 8 – Stockholders’ deficit

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On July 15, 2015 the Company’s shareholders approved an amendment to the Company’s articles of incorporation to increase the number of authorized common shares from 1,250,000,000 to 6,250,000,000.

Between February 2014 and July 2014, pursuant to the investment agreement with KVM, KVM purchased 34,214,226 shares for $456,923, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of July 31, 2015.

During the three months ending April 30, 2015, $105,733 of the August 2013 Note were converted into 30,800,000 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00194 to $0.00574.

During the three months ending April 30, 2015, $125,001 of the November 2013 Note were converted into 29,248,823 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from 0.00274 to $0.00609

During the three months ending April 30, 2015, $160,834 of the August 2014 Note were converted into 56,676,739 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00193 to $0.00416.

During the three months ending April 30, 2015, $57,000 of the October 2014 Note were converted into 26,000,000 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00192 to $0.00216.

During the three months ended April 30, 2015, the Company issued 2,941,176 units to an investor for total proceeds of $10,000. Each unit consists of one share of the Company’s common stock and two warrants to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.0048 and have a three year term (see note 5).

During the three months ending July 31, 2015, $38,784 of the August 2013 Note were converted into 31,715,187 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00112 to $0.00135.

During the three months ending July 31, 2015, $28,046 of the November 2013 Note were converted into 18,995,113 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from 0.00147 to $0.00148

During the three months ending July 31, 2015, $53,901 of the October 2014 Note were converted into 48,878,264 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00101 to $0.00127.

During the three months ending July 31, 2015, $69,357 of the December 2014 Note were converted into 61,028,598 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00104 to $0.00121.

During the three months ended July 31, 2015, the Company issued 1,846,154 units to an investor for proceeds of $3,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.002275 and have a three year term (see note 5).

During the three months ended July 31, 2015, the Company issued 16,806,723 units to an investor for proceeds of $30,000. Each unit consists of one share of the Company’s common stock and two warrants to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.002499 and have a three year term (see note 5).

During the three months ended July 31, 2015, the Company issued 2,822,912 units to an investor, the Company’s CEO, for proceeds of $4,300. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.002130 and have a three year term (see note 5).

On June 20, 2015, we entered into an investment agreement (the “Agreement”) with Tangiers Investment Group, LLC (the “Investor”), whereby the Investor has agreed to invest up to $8,000,000 to purchase shares of our common stock.

Subject to the terms and conditions of the Agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to one hundred and fifty percent ( 150%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000. The minimum amount shall be equal to $5,000. In connection with the Agreement, we also entered into a registration rights agreement dated June 20, 2015, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within ninety (90) days after we have filed the Registration Statement. We filed Form S-1 on July 2, 2015 and Form S-1 Amendment No. 1 on July 29, 2015, which was declared effective by the Securities and Exchange Commission on August 5, 2015.

At July 31, 2015 there were 863,500 non-qualified stock options outstanding with a weighted average exercise price of $0.316 per option; of those options 863,500 are exercisable. At July 31, 2015 there were 85,421,374 incentive stock options outstanding with a weighted average exercise price of $0.042 per option; of those options, 84,481,049 are exercisable with a weighted average exercise price of $0.042.

During the six months ended July 31, 2015 we recognized $5,616 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

NOTE 9 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On January 19, 2012, we entered into a financing agreement with Fairhills Capital Offshore Ltd., whereby Fairhills Capital will provide for a non-brokered financing arrangement of up to $10,000,000. The financing allows but does not require us to issue and sell up to the number of shares of common stock having an aggregate purchase price of $10,000,000 to Fairhills Capital. Subject to the terms and conditions of the financing agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to Fairhills Capital which states the dollar amount which we intend to sell to Fairhills Capital on a certain date. The amount that we shall be entitled to sell to Fairhills Capital shall be equal to two hundred percent ( 200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date. Our common stock will be valued at a 27.5% discount from the weighted average trading price of our stock for the five (5) trading days before Fairhills Capital receives our notice of sale. The shares that we sell to Fairhills Capital must be registered stock, among other conditions of investment.

In connection with the Investment Agreement, we also entered into a registration rights agreement with Fairhills. Pursuant to this registration rights agreement, we registered with the Securities and Exchange Commission 185,000,000 shares of the common stock underlying the Investment Agreement.

On November 13, 2012, we filed a 424B prospectus with the Securities Exchange Commission, acknowledging the assignment of all the rights under our investment agreement with Fairhills Capital Offshore Ltd. (Fairhills) to Deer Valley Management, LLC (Deer Valley). The Investment Agreement and other associated agreements were assigned by Fairhills to Deer Valley on November 6, 2012, and Liberty Star consented to the assignment. Fairhills and Deer Valley share the same ownership and management and there has not been any substantial change to our arrangement under the Investment Agreement as a result of the Assignment.

In February, March and April, 2013, we issued 22,874,405 shares for gross proceeds of $200,000 related to the investment agreement with Deer Valley Management, LLC.

In February, 2013, we sold 3,448,276 units to one investor for gross proceeds of $40,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0162 until February 7, 2016.

In February, 2013, we issued 1,526,718 units to one vendor in exchange for the settlement of accounts payable of $20,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0183 until February 15, 2016. The fair value of the warrants issue was $22,141.

In April, 2013, one investor exercised 3,033,618 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 2,500,000 shares of common stock and cancelled 533,618 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

In May, June and July, 2013, we issued 31,270,958 shares for gross proceeds of $255,000 related to the investment agreement with Deer Valley Management, LLC. As of July 31, 2013, we had not yet received payment for one transaction valued at $25,000. As of October 31, 2013, we received the final payment for this transaction, plus $5,000 from Deer Valley Management, LLC for the inconvenience of paying late. In August 2013, we decided to terminate the investment agreement with Deer Valley Management, LLC due to their violation of the payment terms pursuant to the investment agreement. As of the time of the termination of the investment agreement, we had issued a total of 113,815,732 and had received gross proceeds of $1,635,000. No further shares issuances to Deer Valley Management, LLC are expected to occur.

In May, June and July, 2013, we sold 18,001,166 units to six investors for gross proceeds of $182,043. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. The share purchase warrants entitle the investors to purchase one additional common share of our company at prices ranging between of $0.0116 and $0.0173 until July 30, 2016.

In June 2013, one investor exercised 4,263,989 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 3,587,165 shares of common stock and cancelled 678,824 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

In August 2013, the company entered into an agreement with an investor relations firm to issue 5,023,256 common shares in exchange for investor relations services, with 50% (2,511,628) issued in October 2013 at a fair value of $54,000, and the remaining 2,511,628 shares to be held by the Company until the Company chose to continue with additional services. These additional services were accepted by the Company during the year ended January 31, 2015, and the 2,511,628 common shares held by the Company were released and classified as issued and outstanding effective July 31, 2014, with an expense of $54,000 recorded for their fair value.

In August 2013, we issued 423,135 shares to an individual in exchange for services valued at $7,938. Additionally, warrants with a fair value of $7,682 were also issued to this individual. The warrants entitle the investor to purchase 423,135 shares of the Company’s common stock and have an exercise price of $0.0263. The warrants have a term of three years and expire August 2, 2016.

In September 2013, we sold 2,157,497 units to one investor for gross proceeds of $50,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0324 until September 5, 2016.

On October 30, 2013, the Company entered into an investment agreement with KVM Capital Partners LLC, a New York limited liability company (“KVM”). Pursuant to the agreement, KVM has agreed to purchase up to $8,000,000 of our common stock over a period of up to thirty-six (36) months. The purchase price per share to be paid by KVM shall be calculated at a twenty percent ( 20%) discount to the lowest volume weighted average price of the common stock as reported by Bloomberg, L.P. during the five (5) consecutive trading days immediately prior to the receipt by KVM of the put notice. We initially reserved 244,500,000 shares of our common stock for issuance under the KVM Investment Agreement. In connection with the KVM Investment Agreement, we also entered into a registration rights agreement with KVM, pursuant to which we are obligated to file a registration statement with the SEC covering 244,500,000 shares of our common stock underlying the KVM Investment Agreement within 21 days after the closing of the transaction. In addition, we are obligated to use all commercially reasonable efforts to have the registration statement declared effective by the SEC and maintain the effectiveness of such registration statement until termination of the KVM Investment Agreement. On November 6, 2013, we filed form S-1 related to the KVM investment agreement. Between February 2014 and July 2014, pursuant to the KVM investment agreement, KVM purchased 34,214,226 shares for $456,924, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of January 31, 2015. On November 14, 2014, we filed a Post-Effective Amendment to deregister the remaining unsold securities, which became effective on December 2, 2014.

In January 2014, we issued 1,225,000 shares to an individual in exchange for services valued at $30,163. The company recorded the value as deferred financing cost.

In March 2014, the Company issued 1,000,000 units of common stock to a designee of MBGS, LLC, pursuant to a settlement agreement with Northern Dynasty which discharged the $3,730,174 principal balance and $1,592,769 of accrued interest for the 2010 Convertible Note (See Note 7). Each unit consists of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock. The fair value of the common stock issued was $17,500, which was recorded as an expense upon issuance of the units. The 500,000 warrants, which have an exercise price of $0.028 and have a three year term with a fair value of $6,440. The fair value was expensed and a derivative liability was recorded for the fair value of the warrant on the date of issuance of the units. The change in the fair value of the derivative liability between the date of issuance and the year ended January 31, 2015 was recorded in other income and expense.

On December 15, 2014, we entered into an investment agreement with Tangiers Investment Group, LLC (“TIG”), whereby TIG has agreed to invest up to $8,000,000 to purchase shares of our common stock. Subject to the terms and conditions of the agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to TIG which states the dollar amount which we intend to sell to TIG on a certain date. The amount that we shall be entitled to sell to TIG shall be equal to one hundred and fifty percent ( 150%) of the average daily volume of the common stock for the ten trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000 unless a prior approval of TIG is obtained by our company from TIG. The minimum amount shall be equal to $5,000. In connection with the agreement, we also entered into a registration rights agreement dated December 15, 2014, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within ninety (90) days after we have filed the Registration Statement. We filed the Form S-1 with the Securities and Exchange Commission on January 16, 2015.

During the year ended January 31, 2015, $321,680 of the August 2013 Note was converted into 33,821,422 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.006 to $0.012.

From November 2014 through January 2015, the holder of the November 2013 Note converted principal of $102,500 into 11,792,944 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.006 to $0.011.

During the year ended January 31, 2015, the Company issued 6,424,979 units to three investors for total proceeds of $73,000. Each unit consists of one share of the Company’s common stock and a warrant to purchase one share of the Company’s common stock. The warrants have exercise prices ranging from $0.015 to $0.021 and have a three year term.

At January 31, 2015 there were 863,500 non-qualified stock options outstanding with a weighted average exercise price of $0.316 per option; of those options 863,500 are exercisable. At January 31, 2015 there were 85,421,374 incentive stock options outstanding with a weighted average exercise price of $0.042 per option; of those options 84,010,886 are exercisable with a weighted average exercise price of $0.042.

During the year ended January 31, 2015 we recognized $11,232 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.